Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0001439288
Registrant Name	Zurn Elkay Water Solutions Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES